REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Net Trade Revenue
The Net Trade Revenue table below has been recast for all periods presented to reflect the 2025 Segment Realignment. Refer to Note 1 for further details.

Net Trade Revenue	2024	2023	2022
(In millions) For the years ended December 31,
Semiconductor Technologies	$2,452	$2,251	$2,617
Interconnect Solutions	1,884	1,783	2,140
ElectronicsCo	$4,336	$4,034	$4,757
Healthcare & Water Technologies	$2,976	$2,919	$2,835
Diversified Industrials	5,074	5,115	5,344
IndustrialsCo	$8,050	$8,034	$8,179
Corporate [1]	$—	$—	$81
Total	$12,386	$12,068	$13,017
1.Net sales reflected in Corporate includes activity of the previously divested Biomaterials business.

Schedule of Contract Balances

Contract Balances	December 31, 2024	December 31, 2023
In millions
Accounts receivable - trade [1]	$1,561	$1,543
Deferred revenue - current [2]	$2	$1
Deferred revenue - non-current [3]	$36	$22
1.Included in "Accounts and notes receivable - net" in the Consolidated Balance Sheets.
2.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheets.
3.Included in "Other noncurrent obligations" in the Consolidated Balance Sheets.